ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - THIRD PARTIES (Details) - Third parties - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - THIRD PARTIES
Accrued salaries and benefits	$ 55,135	$ 60,450
Payables for R&D Expenses	30,124	50,176
Payables for marketing events	49,781	84,423
Payables for purchase of property, equipment and software	24,534	68,238
Advance from customers	3,881	3,624
Deposits from third parties suppliers	9,950	22,615
VAT and other taxes payables	11,782	27,649
Payables for service fees	31,754	50,470
Others	34,420	22,146
Total	$ 251,361	$ 389,791